'33 Act File No. _________
                                                    '40 Act File No. 811-21373

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [  X  ]
Post-Effective  Amendment  No.                                          [     ]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF 1940  [  X  ]
Amendment  No.                                                          [     ]

                        (Check appropriate box or boxes)

                            GARTMORE MUTUAL FUNDS III

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300

                                          Send  Copies  of  Communications  to:
MS.  JILL  WHITELAW,  ESQ.                MR.  LAWRENCE  P.  STADULIS,  ESQ.
1200  RIVER  ROAD                         STRADLEY  RONON  STEVENS AND YOUNG LLP
CONSHOHOCKEN,  PENNSYLVANIA  19428        1220  19th  STREET,  N.W.  SUITE 600
(NAME  AND  ADDRESS  OF
  AGENT  FOR  SERVICE)                    WASHINGTON,  DC  20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

It  is  proposed that this filing will become effective: (check appropriate box)

     [    ]  immediately  upon  filing  pursuant  to  paragraph  (b)
     [    ]  on  ____________,  pursuant  to  paragraph  (b)
     [    ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
     [    ]  on  ____________,  2003  pursuant  to  paragraph  (a)(1)
     [    ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
     [    ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


This initial Registration Statement on Form N-1A is for the purpose of registering two initial series of the Registrant and the includes the Prospectus and Statement of Additional Information for the Gartmore Optimized Multi-Strategy Mar

                          [GARTMORE Mutual Funds III]
            [Gartmore Optimized Multi-Strategy Market Neutral Fund]
                 [Gartmore Optimized Multi-Strategy Alpha Fund]


                                   PROSPECTUS

                                  [_____], 2003



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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FUND SUMMARIES . . . . . . . . . . . . . .        [__]
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS . . . . . . . . . . .        [__]
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT . . . . . . . . . . . . . . . .        [__]
Investment Adviser
Portfolio Managers

BUYING, SELLING AND EXCHANGING FUND SHARES        [__]
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTION AND TAXES . . . . . . . . . .        [__]
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
Federal Taxes
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares
Non-U.S. Investors

ADDITIONAL INFORMATION . . . . . . . . . .  BACK COVER

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This  prospectus  provides  information about two funds (the "Funds") offered by
Gartmore Mutual Funds III (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page [___]. "You" and "your" refer to potential investors of the Funds.

The Funds use investment techniques and strategies, such as short selling and derivatives, which may present substantially higher risk and greater volatility than most other mutual funds. Therefore, the Funds are not appropriate for all investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  THE  FUNDS

Each Fund has five classes of shares - Class A, Class B, Class C, Institutional Service Class, and Institutional Class. The fees, sales charges and expenses for each share class are different, but each share class of a Fund represents an investment in the same pool of assets. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling, and Exchanging Fund Shares" on page [insert number] for more information.

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Funds' investment adviser, may hire, replace or terminate one or more subadivsers, not affiliated with GMF, for the Funds without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management - Multi-Manager Structure" for more information. "Portfolio Managers" refers to the portfolio managers of GMF as well as the portfolio managers of any subadviser retained by GMF.

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GARTMORE  OPTIMIZED  MULTI-STRATEGY  MARKET  NEUTRAL  FUND
GARTMORE  OPTIMIZED  MULTI-STRATEGY  ALPHA  FUND

FUND  SUMMARIES

OBJECTIVES  AND  PRINCIPAL  STRATEGIES

INVESTMENT  OBJECTIVE

The investment objective of each Fund is to generate consistently absolute (positive) investment returns over various market cycles utilizing a multi-manager, multi-strategy program and employing a proprietary optimization program to allocate assets among the managers and strategies. Each Fund's investment objective is not fundamental and may be changed without the approval of shareholders. Each Fund will seek this objective through the principal strategies described below.

PRINCIPAL  STRATEGIES

To manage each Fund's assets, GMF has selected multiple Portfolio Managers with experience in managing absolute return strategies for private investment accounts, private investment funds commonly referred to as "hedge funds" and/or other accounts. GMF may also select other investment managers ("Subadvisers") to manage a Fund's assets. GMF supervises and monitors Subadvisers' performance and recommends employment, termination, and the addition and replacement of Subadvisers. Subadvisers may be added or removed at any time. Under normal market conditions, there will be six to ten Portfolio Managers and, from time to time, there may be as few as one Portfolio Manager.

[Begin  callout]

A hedge fund is a private investment fund that generally seeks to achieve absolute rates of returns and whose investments are designed not to correlate with the broader equity and fixed income markets. Hedge funds often employ leverage and selling short as well as derivatives and arbitrage techniques. Because of the use of more aggressive investment techniques, investors in hedge funds have traditionally been drawn from the ranks of more sophisticated investors.

[End  callout]

There is no fixed or minimum allocation of assets to any Portfolio Manager. In addition, each of the Portfolio Managers may take positions in cash or high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions or to enable a Fund to implement an investment strategy quickly. At any time, therefore, 20% or more of a Fund's assets may be held in cash or money market instruments.

Each Fund also has the ability to employ strategies including (a) lending its portfolio securities to brokers, dealers and financial institutions, (b) utilizing derivatives, including options, swaps and futures, and (c) other strategies, securities or financial instruments that may become available in the future.

Each Portfolio Manager will manage its assigned assets utilizing a similar strategy or style used for their hedge fund. By allocating its assets among a number of Portfolio Managers, each Fund seeks to achieve its investment

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objective  with greater diversification, less risk, and lower volatility than if a  Fund  utilized  a  single  manager  or  single  strategy  approach.
In making decisions on whether to buy or sell a security, a Portfolio Manager is not limited by the portfolio turnover rate of a Fund. Each of them may from time to time participate in frequent portfolio transactions, which will lead to higher transaction costs for the Fund, if the Portfolio Manager believes that either the long or short term benefits of frequent portfolio trading outweigh such costs. In addition, because each of them acts independently, a Fund may have a higher portfolio turnover rate than a fund with only one Portfolio Manager.

GARTMORE OPTIMIZED MULTI-STRATEGY MARKET NEUTRAL FUND ("MARKET NEUTRAL FUND"). GMF will allocate and reallocate Fund assets among the various Portfolio Managers that will result in minimizing correlation with general equity markets while also minimizing the standard deviation of the portfolio. The "standard deviation" of the portfolio refers to a statistical measure of the volatility of the portfolio. In general, a lower volatility means lower unpredictability, and therefore less risk. The Market Neutral Fund seeks to minimize standard deviation and thus seeks to minimize risk.

GARTMORE OPTIMIZED MULTI-STRATEGY ALPHA FUND ("ALPHA FUND"). GMF will allocate and reallocate Fund assets among the various Portfolio Managers that will result in minimizing correlation with general equity markets while maximizing risk adjusted return. "Risk adjusted return" is a measure of how much an investment returned in relation to the amount of risk it took on. The Alpha Fund seeks to maximize risk adjusted return and thus invests in investment vehicles with greater profit potential but with greater attendant risks.

[Begin  callout]

A Fund's assets are said to have minimal "correlation" with the general equity markets where those factors that impact the general equity markets have minimal or negligible impact on the Fund's assets.

[End  callout]

Absolute  Return  Strategies

Absolute return strategies are intended to provide absolute (positive) returns in all markets by exploiting disparities or inefficiencies in markets, geographical areas, companies, taking advantage of anticipated price movements up and/or down of securities and markets, or benefiting from cyclical relationships or special situations (such as reorganizations). A more complete description of these and other strategies may be found in the Statement of Additional Information.

The Portfolio Managers may employ aggressive investment strategies and techniques and concentrate investments in certain sectors. The Portfolio Managers may employ techniques, strategies and analyses based on relationships, correlations and assumptions between securities, instruments, commodities, markets or other factors, or the occurrence of certain events.

Principal  Strategies  of  the  Portfolio  Managers

The  following  summarizes  the  principal  strategies  pursued by the Portfolio
Managers for each Fund. GMF may reallocate investments among the investment strategies described below and other investment strategies that may or may not fall within the scope of the discussion below. The Long/Short Technology, Long/Short Healthcare, Statistical/Relative Value Arbitrage and the Long/Short

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Concentrated  Equity  strategies  may  also  involve  investments  in  foreign securities and investment vehicles that meet the criteria of the respective principal strategies. See "Principal Risks - Foreign Risks" on page [insert page].

Long/Short Technology. The "Long/Short Technology" investment strategy seeks a blend of strategic and tactical positions in global technology companies, which the Portfolio Manager believes will generate positive returns with a low correlation to the global equity markets. From a strategic perspective, the Portfolio Manager takes long positions in global technology companies who are expected to generate earnings growth exceeding market expectations over the long-term. The Portfolio Manager will take short positions in companies with poor quality management or in industries with structural weaknesses. The Portfolio Manager will also take short positions in companies that the Portfolio Manager believes may experience events that will affect long-term earnings, or whose current earnings will be disappointing compared to consensus expectations. The Portfolio Manager may also enter into strategic paired trades, taking long and short positions in companies in the same industry.

[Begin  callout]

LONG POSITION: Where a Fund actually owns a security in anticipation that the price of such security will increase over time.

SHORT SALES: Selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

[End  callout]

Long/Short Healthcare. The "Long/Short Healthcare" investment strategy uses fundamental research and the Portfolio Manager's knowledge of the healthcare and healthcare-related industries (which include among others, biotechnology, pharmaceuticals, and health care services companies) as the foundation for a portfolio of long and short positions. The Portfolio Manager seeks to generate positive returns with a low correlation to the equity markets. The Portfolio Manager identifies companies that have elements of change taking place that will affect the overall fundamentals of a given individual company. This portion of the Fund will take long positions in the companies that the Portfolio Manager believes are experiencing positive fundamental changes. The positive fundamental changes taking place can vary from new product development to management changes. Conversely, this Portfolio Manager will take short positions in companies that are believed to be experiencing negative fundamental changes.

Statistical/Relative Value Arbitrage. "Statistical/Relative Value Arbitrage" involves multiple arbitrage investment strategies. The objective of this investment strategy is to provide consistent absolute returns that are uncorrelated with the equity markets through the use of quantitative methods, sophisticated investment technology, and practical real-world investment experience. The Portfolio Manager employing this strategy generally seeks to take advantage of the relationship between two related securities, rather than from the direction of the market. Statistical arbitrage is a strategy that seeks to profit from temporary pricing inefficiencies among individual

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securities,  a  few  related securities or portfolios of similar securities that have historically maintained statistically significant relationships. The pricing disparities are identified through the use of proprietary mathematical models. In implementing the strategy, the Portfolio Manager will take both long short positions in pairs of similar stocks and/or pairs of similar portfolios.

Long/Short Concentrated Equity. "Long/Short Concentrated Equity" investment strategy involves investing in a blend of strategic and tactical positions both focused on growth and earnings shortfalls versus consensus estimates. The Portfolio Manager will take long positions in companies where earnings growth will exceed consensus expectations. The Portfolio Manager intends to emphasize these "leadership" companies, i.e., those companies that benefit from superior management, products or distribution. The Portfolio Manager will take short positions in companies with poor quality management or in industries with structural weaknesses. The Portfolio Manager will also take short positions in companies that the Portfolio Manager believes may experience events that will affect long-term earnings, or whose current earnings will be disappointing compared to consensus expectations. In addition, the Portfolio Manager may enter into strategic paired trades, taking long and short positions in companies in the same industry.

Convertible Arbitrage. "Convertible Arbitrage" involves hedging market risk by taking offsetting positions, often in different securities, of the same issuer. The Portfolio Manager employing this strategy may seek to capitalize on perceived relative pricing inefficiencies by purchasing long positions in convertible securities, primarily convertible bonds or preferred stock, and hedging a portion of the equity risk by selling short the underlying common stock. A short position may also be comprised of in-the-money call options in lieu of the common stock, or the hedge may be supplemented with out-of-the-money options or the purchase of put options The objective is defensive: to relinquish much of the upside potential of the investment, to capture an increased income flow and to obtain exposure to profit if the stock declines more than the bond or preferred stock.

The Portfolio Manger researches potential convertible securities for investment with the following criteria: (a) ability to pay interest and principal; (b) outlook for the company in its industry and business cycle; (c) valuation of the underlying common stock within the framework of financial results and projections. Investments will consist of both investment grade and non-investment grade convertible securities. This strategy seeks returns with low or no correlation to both the equity and bond markets.

Other  Investment  Strategies

Event-Driven. "Event-Driven" investment strategies or "corporate life cycle investing" seek to earn returns through the purchase and sale of securities based on anticipated outcomes of company-specific or transaction-specific situations. Portfolio Managers employing these strategies try to exploit profitable opportunities believed to be created by a particular event, such as an anticipated merger or pending bankruptcy. The success or failure of this type of strategy usually depends on whether the Portfolio Manager accurately predicts the outcome and timing of the event. Event-Driven Portfolio Managers do not rely on market direction for results; however, major market declines, which would cause transactions to be repriced, may have a negative impact on this strategy. Examples of Event-Driven strategies include Merger Arbitrage, Distressed Securities and Special Situations, each of which is summarized below.

(1) Merger Arbitrage. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger or similar corporate reorganization. These Portfolio Managers tend to

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     utilize  fundamental  analysis in seeking to identify mergers with a higher probability of closing. They generally engage in short selling attempting to lock in the price differential of stock for stock mergers. They may also use options hedging and other derivatives in seeking to mitigate risk and capture profits. These Portfolio Managers may also take positions in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and, thus, candidates for future mergers or reorganizations.

(2) Distressed Securities. Portfolio Managers employing this strategy generally invest in securities of financially troubled companies (i.e., companies involved in bankruptcies, exchange offers, workouts, financial reorganizations and other credit related situations). These Portfolio Managers may seek to identify distressed securities in general or focus on one particular segment of the market (i.e., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Portfolio Managers may take an active role and seek representation in management, on the board of directors and on credit committees. They may invest in marketable and non-marketable securities including, without limitation, any type of debt, preferred or common stock, warrants, options, and hybrid instruments. Many of these securities may be restricted and may not be readily tradable.

(3) Special Situations. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in the company's strategy or product mix. These include, but are not limited to, spin-offs, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. Portfolio Managers who pursue special situation strategies may use options hedging and other arbitrage techniques in seeking to mitigate risk and capture profits. They may take positions in securities of companies not currently engaged in announced transactions, but which are believed by a Portfolio Manager to be undervalued and likely candidates for future reorganizations.

Equity Market Neutral. "Equity Market Neutral" is a long/short equity strategy in which roughly equal dollar amounts are held long and short in seeking to protect against market risk. In some cases, the long and short portfolios are intended to eliminate net exposure to particular sectors or industries. This is accomplished by taking a long position in a company or group of companies in one industry, and simultaneously taking a short position in a company or companies in the same industry. Generally, Portfolio Managers employing this strategy seek profits by taking long positions in those securities believed to have attractive appreciation potential and taking short positions in those securities believed to have depreciation potential. Losses are incurred when long positions depreciate and/or the value of stocks sold short appreciate.

Equity Hedge. "Equity Hedge," also known as long/short equity, combines core long holdings of equities with short sales of stocks, stock indices, related derivatives, or other financial instruments related to the equity markets. In short, an Equity Hedge strategy seeks to reduce market risk, and its results are dependent upon effective stock analysis and stock picking. "Net exposure" of equity hedge portfolios may range anywhere from net long to net short depending on market conditions. Net exposure is defined as the long market exposure

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(i.e.,  total  long positions) less the short market exposure (i.e., total short positions). Generally, the short exposure seeks to generate an ongoing positive return in addition to acting as a hedge against a general stock market decline. In a rising market, Equity Hedge managers expect their long holdings to appreciate more than the overall market and their short holdings to appreciate less than the market. Similarly, in a declining market, they expect their short holdings to fall more rapidly than the market falls and their long holdings to fall less rapidly than the market. Profits are made when long positions appreciate and/or stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciate. Some Equity Hedge managers are "value" oriented, while others are "growth" oriented. Some of these managers can be further distinguished by their industry sector concentrations.

Fixed Income and High Yield. "Fixed income and high yield" investment strategies are designed to take advantage of deeply discounted debt securities of issuers that appear to have significant upside potential. Fixed-income securities include bonds, notes and debentures issued by U.S. and non-U.S. corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk).

PRINCIPAL  RISKS

Because the value of your investment in a Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by GMF's and Portfolio Managers' abilities to successfully assess economic conditions and investment opportunities.

Each Fund uses investment techniques and strategies that may present substantially higher risks and greater volatility than most other mutual funds. Each Fund seeks to increase return by using short sales and may utilize various forms of volatile financial derivatives. Each Fund believes that its policy of utilizing a market neutral, multi-strategy, multi-manager investment approach may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. The Funds are not appropriate for all investors, particularly those who are not interested in investments utilizing these techniques and strategies.

Aggressive Investment Risk. Each Fund, but particularly the Alpha Fund, may utilize investment strategies and techniques, including absolute return strategies, which involve greater risk of loss than used by typical mutual funds. You may lose more money than if you invested in other mutual funds that did not invest aggressively. Further, the use of hedged strategies provides no assurance that they will protect against losses or perform better than non-hedged strategies, or that consistent absolute returns will be achieved.

Multi-Manager Risk. As each Fund utilizes multiple Portfolio Managers who make their trading decisions independently, it is possible that one or more of the Portfolio Managers may, at any time, take positions that may be opposite of positions taken by other Portfolio Managers. It is also possible that the

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Portfolio Managers may be competing with each other for similar positions at the same time. In such cases, a Fund will incur brokerage and other expenses, without accomplishing any net investment results.

Stock Market Risk. Portfolio Managers may invest Fund assets in various types of equity securities, which can include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Portfolio Managers also may invest in depositary receipts relating to foreign securities. Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Short Sales Risk. Short sales are the sale of a security by a Portfolio Manager that a Fund does not currently own in the hope of buying the same security at a later date at a lower price. A Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Fund purchases the security to replace the borrowed security. Any such loss is increased by the amount of premium or interest a Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund may also be required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

A Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required a Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender.

Risk Associated With Borrowing and Leverage. Borrowing to invest more is called "leverage." A Fund may borrow money from banks or other financial institutions to meet redemption requests, therefore, the Fund may be "leveraged". However, immediately after any such borrowing a Fund must maintain asset coverage of at least 300 percent for all borrowings of the Fund. In addition, a Fund may be leveraged by investing in certain securities such as futures, options, forward contracts and other derivative securities, by selling securities short, by taking uncorrelated long/short positions, by entering into repurchase agreements or as a result of large redemptions from the Fund. Leveraging will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any investment

--------------------------------------------------------------------------------

profits. The use of borrowing may diminish the investment performance of the Fund compared to what it would have been without borrowing. For the risks associated with futures and forward contracts, options and other derivative securities, see above.

In general, the anticipated use of short-term margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers to secure margin accounts decline in value, or should brokers from which the securities have been borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then there could be a "margin call," pursuant to which additional funds would have to be deposited with the broker or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate other assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice.

Foreign Risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risk include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

Mid Cap and Small Cap Risk. To the extent a Portfolio Manager invests Fund assets in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

Derivatives Risk. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. Derivatives may be volatile and involve various risks, depending upon the derivative and its function in a portfolio. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party that has contracted with a Fund fails to fulfill its obligations. Derivatives can make a Fund less liquid and harder to value, especially in declining markets. Also, a Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

Price movements of forwards, futures and other derivative contracts in which Fund assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Funds are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

--------------------------------------------------------------------------------

Special Situation Companies Risk. Special situation companies are companies that may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

Interest Rate and Inflation Risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by a Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. A Fund may also be subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by a Fund.

Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities a Fund owns. These risks are particularly high for junk bonds and other lower-rated securities.

Lower-rated Securities Risk. Investment in junk bonds and other lower-rated or high yield securities can involve substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic and business developments than higher rated securities. The market values of high yield securities tend to be especially volatile, and these securities are less liquid than investment grade debt securities.

Maturity Risk. The prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Call Risk. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, a Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

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Convertible Securities Risk.  A Fund's investments in convertible securities are subject to the risks associated with both fixed-income securities and stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Additionally, lower-rated convertible securities are subject to increased speculative risks.

Arbitrage Trading Risks. Arbitrage trading involves transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The underlying relationships between securities in which a Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition and selling short the acquirer's securities. If an acquisition is called off or otherwise not completed, a Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities.

Portfolio Turnover Risk. A Portfolio Manager may engage in active and frequent trading of securities if the Portfolio Manager believes doing so is in the best interest of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

For more detailed information about the Funds' investments and risks, see "More About the Funds" beginning on page [insert page number].

PERFORMANCE

No performance information is provided because the Funds did not commence operations until [___], 2003.

FEES  AND  EXPENSES

The following table describes the fees and expenses that you may pay when buying and holding shares of a Fund.




Shareholder Fees(1)                                                              Institutional
(paid directly from                                                              Service
your investment)                  Class A   Class B   Class C   Institutional    Class
                                  shares    shares    shares    Class shares     shares
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
impose on purchases (as a
percentage of offering price) . .  5.75%(2)  None         1.00%  None            None
----------------------------------------------------------------------------------------------

---------------
1    If  you buy and sell through a broker or other financial intermediary, they may  also  charge  you  a  separate  transaction  fee.
2    As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying,
     Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges"
     beginning on page [__].


                                       13

--------------------------------------------------------------------------------

Maximum Deferred Sales Charge
(Load) imposed on redemptions
(as a percentage of original
purchase price or sale proceeds,
as applicable). . . . . . . . . .  None(1)   5.00%(2)  1.00%(3)  None            None
----------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed
or exchanged)(4). . . . . . . . .     2.00%     2.00%     2.00%  2.00%           2.00%
----------------------------------------------------------------------------------------------

Shareholder Fees(1)                                                              Institutional
(paid directly from                                                              Service
your investment)                  Class A   Class B   Class C   Institutional    Class
                                  shares    shares    shares    Class shares     shares
----------------------------------------------------------------------------------------------
Management Fees . . . . . . . . .     2.50%     2.50%     2.50%  2.50%           2.50%
----------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . . . . .     0.25%     1.00%     1.00%  None            None
----------------------------------------------------------------------------------------------
Other Expenses(5) . . . . . . . .         %         %         %      %              %
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . . .         %         %         %      %              %
----------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement . . . . . .         %         %         %      %              %
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVER/REIMBURSEMENTS)(6) . . . .     4.00%     4.50%     4.50%  3.75%           3.50%
----------------------------------------------------------------------------------------------

EXAMPLE
---------------
1 A CDSC of up to 1.00% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page [__], and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page [__].
2 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page [__]. 3 A CDSC of 1% is charged when you sell Class C shares within the first year of purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page [__].
4 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling, and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page [__] and "Buying, Selling, and Exchanging Fund Shares-Exchanging Shares-Excessive Exchange Activity" on page [__].
5    "Other  Expenses"  are  estimated  for  the  current  fiscal  year.
6 [GMF and each Fund has entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, expenses related to wrap contracts, Rule 12b-1 fees, administrative services fees) from exceeding 3.50% for Class A, Class B, Class C, Institutional Class and Institutional Services Class shares at least through 2004. Each Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.]

--------------------------------------------------------------------------------
This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Funds with other mutual funds.

This example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for only one year. Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

                                    1 year   3 years
-----------------------------------------------------
Class A Shares . . . . . . . . . .  $    (1) $
Class B Shares . . . . . . . . . .  $        $
Class C Shares . . . . . . . . . .  $        $
Institutional Class Shares . . . .  $        $
Institutional Service Class Shares  $        $

You would pay the following expenses on the same investment if you did not sell your shares(2)

                1 year   3 years
--------------------------------
Class B Shares  $        $
Class C Shares  $        $

MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES  AND  THEIR  RISKS

Each Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. This section is intended to supplement the "Objective and Principal Strategies" and "Principal Risks" sections above. (The Statement of Additional Information ("SAI") contains additional information about the Funds' investment techniques. To obtain a copy of the SAI for either Fund, see the back cover.)

DISTRESSED INVESTMENTS. A Fund may invest in securities of companies that are in financial distress, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. These securities may include bank loans, senior or subordinated debt securities, trade claims, promissory notes, preferred equity, warrants and other evidences of indebtedness. There can be no assurance that GMF or a Portfolio Manager will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment. Investments in financially troubled companies involve substantial financial and business risks that can result in substantial or even total loss. Among the risks inherent in such investments is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Investments in securities of companies in bankruptcy, liquidation or reorganization proceedings are often

---------------
1    Assumes  a  CDSC  will  not  apply
2 Expenses paid on the same investment in Class A, Institutional Class and Institutional Service Class shares do not change whether or not you sell your shares.

--------------------------------------------------------------------------------

subject to litigation among the participants in such proceedings. Such investments also may be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court's power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by GMF or a Portfolio Manager. To the extent that GMF or a Portfolio Manager becomes involved in such proceedings, GMF or Portfolio Manager may have a more active participation in the affairs of the issuer than that assumed generally by an investor, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

CONVERTIBLE SECURITIES. A Fund may invest in convertible securities - also known as convertibles - including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertibles market value. For example as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividends.

Because of this fixed income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer", better paying bonds before more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase value.

Convertibles tend to be more secure than common stock (companies generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds, in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

SHORT SALES. When a Portfolio Manager believes that a security is overvalued, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, a Fund may make a profit by purchasing at a lower price and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that a Fund will be able to close out the short position at any particular time or at an acceptable price. Although a

--------------------------------------------------------------------------------

Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to a Fund.

Until a Fund replaces a borrowed security, it will designate sufficient U.S. government securities, other liquid debt securities, equity securities or cash to cover any difference between the values of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. A Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

INITIAL PUBLIC OFFERINGS ("IPOS"). Most IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices for IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs may be sold within 12 months of the purchase. This may result in increased short-term capital gains, which will be taxable to Fund shareholders as ordinary income.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO-COUPON SECURITIES. A Fund may invest in zero-coupon securities. Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount. Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to an underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, thereby reducing income.

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PREFERRED STOCK.  Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

PRINCIPAL  RISKS

This section is intended to supplement the risks discussed in the Fund Summaries. The risks discussed apply to a Fund to the extent it invests in the applicable securities or instruments.

Hedging Transactions. GMF or Portfolio Managers may utilize a variety of financial instruments, such as derivatives, options, caps and floors, futures and forward contracts to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for GMF or Portfolio Managers to hedge against a change or event at a price sufficient to protect a portfolio's assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. Hedging transactions may be utilized to seek to reduce currency exchange rate and interest rate risks, the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular or the risks posed by the occurrence of certain other market, economic or other events. However, unanticipated changes in currency or interest rates, or increases or smaller than expected decreases in the equity markets or sectors being hedged, or the non-occurrence of other events being hedged against may result in a poorer overall performance for the Funds than if it had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, GMF or Portfolio Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may impair the ability to achieve the intended hedge or expose a Fund to additional risk of loss.

Although many of the Portfolio Managers seek to reduce or eliminate market risk (i.e., are "market neutral"), there is no assurance that these strategies will be successful or that, when combined into a single portfolio of a Fund, the Fund will not suffer losses resulting from the net performance of all of the markets to which the Fund's combined portfolio is exposed.

The failure or deterioration of a particular type of investment strategy may cause most or all Portfolio Managers that employ that strategy to suffer significant losses. Strategy specific losses may result from a Fund's substantial exposure to the same investments or broad events that adversely affect particular strategies (e.g., illiquidity within a given market).

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In  addition, as a result of certain Portfolio Managers employing market neutral strategies, a Fund may under perform the broad equity and debt markets during any given period of rising or strong-performing markets.

DERIVATIVES RISK. Derivatives are volatile and involve significant risks, which may include:

     - Leverage Risk. The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
     - Credit Risk. The risk that the counterparty (the party with which the Fund has contracted) on a derivatives transaction will fail to fulfill its financial obligation to the Fund.
     - Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
     - Correlation Risk. The risk that the price of the derivate and movements in the prices of the assets being hedged not to move as expected.

FOREIGN SECURITIES RISK. Investments in foreign securities involve special risks not presented by U.S. investments.

     - COUNTRY. General securities market movements in any country in which a Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's value and the Fund's performance. The political, economic and social structure of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
     - FOREIGN MARKETS. A Fund may be subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in countries than they are in the U.S. This reduces the amount the Funds can earn on their investments.
     - CURRENCY. Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns as well as the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In

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          addition, if the currency in which a Fund receives dividends, interest or other payment declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.
     - COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Foreign trading systems, brokers and companies generally have less government supervision and regulation than the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, a Fund can decrease in value when the individual securities it owns decrease in value. A company's securities can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that security.

SMALL CAP RISK. Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which a Fund invests may be in the technology and biotechnology industries. Small cap companies in these industries may be especially subject to abrupt or erratic price movements.

In  addition,  small  cap  companies  may:
     -    lack  depth  of  management
     -    lack  a  proven  track  record
     -    be  unable  to  generate  funds  necessary  for  growth or development
     - be developing or marketing new products or services for which markets are not yet established and may never become established
     -    market  products  or  services  that  may  become  quickly  obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

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TEMPORARY  DEFENSIVE  POSITIONS

Generally, each Fund will be invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if GMF believes that business, economic, political or financial conditions warrant, a Fund may hold cash or invest without limit in money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements; and (5) subject to regulatory limits, shares of other investment companies (which may include affiliates of a Fund) that invest exclusively in money market securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of the Funds. GMF was organized in 1999, and advises mutual funds. As of June 30, 2003, GMF and its affiliates had approximately $[25.5] billion in assets under management, of which $[14] billion was managed by GMF.

The Funds pay GMF a management fee, which is based on an annual rate of 2.50% of each Fund's average daily net assets.

GMF has selected [enter number] Portfolio Managers. Fees payable to the Portfolio Managers are paid by GMF and not by the Funds.

MULTI-MANAGER  STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Board approval but without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility. At this time no unaffiliated subadviser has been hired pursuant to this order.

GMF  provides  the  following  oversight  and  evaluation services to the Funds:

     - Performing initial due diligence on prospective Portfolio Managers and/or Subadvisers for the Funds
     - Monitoring the performance of the Portfolio Managers and/or Subadvisers through ongoing analysis, as well as periodic Consultations

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     -    Communicating  performance  expectations  and evaluations to Portfolio
          Managers  and/or  Subadvisers
     - Ultimately recommending to the Board of Trustees whether a Portfolio Manager and/or Subadviser should be retained or terminated.

GMF does not expect to recommend frequent changes of Portfolio Managers or Subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.
Although GMF will monitor the performance of the Portfolio Managers and Subadvisers, there is no certainty that any Portfolio Manager, Subadviser or Fund will obtain favorable results at any given time.

GMF  PORTFOLIO  MANAGERS

The following describes the persons currently primarily responsible for the day-to-day management of the each Fund's assets.

Paul  Cluskey,  Senior  Investment  Manager
Paul Cluskey is the Portfolio Manager for the Long/Short Health Care portion of each Fund and is responsible for the day-to-day management of that portion of each Fund and the selection of the each Fund's investments. He is also the Portfolio Manager for the Gartmore Global Health Sciences and Gartmore GVIT Global Health Sciences Funds. Mr. Cluskey joined GMF in February 2001. Prior to that, he was the co-lead portfolio manager for the Nicholas-Applegate Global Health Care Fund beginning with its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray, Inc. as a corporate finance analyst.

Aaron  Harris,  Senior  Investment  Manager
Aaron Harris is the Portfolio Manager for the Long/Short Technology portion of each Fund and is also Portfolio Manager of the Gartmore Global Technology and Communications and the Gartmore GVIT Global Technology and Communications Funds. Prior to joining GMF in April 2000, Mr. Harris was co-portfolio manager for the Nicholas-Applegate Global Technology Fund from _____1998 - March 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995 - 1997.

Pank  Aggrawal,  Senior  Portfolio  Manager
Pank Aggrawal is the Portfolio Manager of the Statistical/Relative Value Arbitrage portion of each Fund. Prior to joining GMF, Mr. Aggrawal was Vice President of Quantitative Equity Research at Putnam Investments from ________ to
_________.

Christopher  E.  Baggini,  CFA,  Senior  Portfolio  Manager
Christopher Baggini is the Portfolio Manager for the Long/Short Concentrated Equity portion of each Fund and is also Gartmore Growth and Gartmore GVIT Growth Funds' Portfolio Manager. Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

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INVESTMENT  SUBADVISERS

Subject to the supervision of GMF and the Trustees, a Subadviser manages the Funds' assets in accordance with the Funds' investment objective and strategies. A Subadviser makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. GMF will pay each Subadviser an annual fee of _____%, which GMF will pay out of the advisory fee paid pursuant to the Advisory Agreement.

Coda  Capital  Management,  LLC  ("CCM").
CCM is a Pennsylvania limited liability company and is currently the investment manager of the CODA Capital Convertible Arbitrage Fund, a private investment fund that primarily invests in investment grade convertible securities, and simultaneously sells short a percentage of the underlying stock into which the bonds are convertible.

     -    Jeremiah  O'Grady,  President/Portfolio  Manager
          Mr. O'Grady has over 35 years experience in the securities industry with emphasis on convertible securities. Prior to joining Coda Capital Management in ________, Mr. O'Grady was Executive Vice President of Jefferies & Company in New York where he founded the Convertible Securities Department.

     -    Charles  Wright,  Partner/Portfolio  Manager
          Mr. Wright has been active in the securities and investment industry for ten years. Prior to joining Coda Capital Management in 2002, he was a portfolio manager for Palomar Capital Management (a division of Pilgrim Baxter & Associates) from 1996 to 2002.

Gartmore  Global  Partners  ("GGP").
GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and manages more than $[1] billion in assets. GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager.

Currently no assets have been allocated to GGP. However, each Fund may allocate assets to GGP in the future.

BUYING,  SELLING,  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, the Funds offer different share classes to give investors different price and cost options. The Class A, Class B and Class C shares of the Funds are available to all investors; Institutional Class and Institutional Service Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:  [Insert  information]

Front-end  Sales  Charge  when  you  purchase:
Class  A  shares  and  Class  C  shares
Contingent  Deferred  Sales  Charge ("CDSC")(1)

Class  B  shares,  if  you  sell  your  shares  within  six  years  of purchase.
Class C shares, if you sell your shares within one year of purchase. No Sales Charges on Institutional Service Class or Institutional Class shares. Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B and Class C shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the Class A and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares (and Institutional Class or Institutional Service Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge and you do not qualify for any reduction or waiver of the front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. [The Funds reserve the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts ("IRA accounts") for shareholders 70 1/2 years old and older.]

---------------
1 A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.:

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WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:



Class A shares                                  Class B shares                       Class C shares
--------------------------------------------------------------------------------------------------
Front-end sales charge means that     No front-end sales charge, so        Front-end sales charge means
a portion of your initial investment  your full investment immediately     that a portion of your initial
goes toward the sales charge, and     goes toward buying shares            investment goes toward the sales
is not invested                                                            charge and is not invested. Front-
                                                                           end Sales Charge on Class C is
.. . . . . . . . . . .                                                      lower than Class A
---------------------------------------------------------------------------------------------------------
Reductions and waivers of the. . . .  No reductions of the CDSC            Like Class B shares, no
sales charge . . . . . . . . . . . .  available,                           reductions of the
Available. . . . . . . . . . . . . .  but waivers available                CDSC are available, but
                                                                           waivers are available
---------------------------------------------------------------------------------------------------------
Lower expenses than Class B. . . . .  Higher distribution and service      Higher distribution and
and Class C shares mean. . . . . . . .fees than Class A shares mean        service fees than
higher dividends per share            higher fund expenses and lower       Class A shares mean higher
                             . . . .  dividends per share                  fund expenses and lower
         . . . . . . . . . . . . . .                                       dividends per share
---------------------------------------------------------------------------------------------------------
Conversion features are not           After seven years, Class B shares    Unlike Class B shares, Class C
applicable                           .convert into Class A shares, which   shares do not automatically
           . . . . . . . . . . . . .  reduces your future fund expenses    convert into another class
---------------------------------------------------------------------------------------------------------
No sales charge when shares           CDSC if shares are sold within       CDSC of 1% is applicable if
Are sold back to a Fund. . . . .      six years                            shares are sold in the first year
                                               :                           after purchase
                                      5% in the first year, 4% in the
                                      second, 3%
                                      in the third and fourth years, 2%
                                      in the
                                      fifth, and 1% in the sixth year
---------------------------------------------------------------------------------------------------------
                                      Investments of $250,000 or           Investments of $1,000,000 or
No maximum investment limit. . . . .  more may be                          more may be
                                      Rejected(2)                          rejected(3)

---------------
1 A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.
2    This  limit  was  calculated  based  on  a  seven  year  holding  period.
3    This  limit  was  calculated  based  on  a  one  year  holding  period.

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For investors who are eligible to purchase Institutional Class and Institutional
Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES?

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Funds for such services;

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee;

- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for services it provides; and

- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or qualified plans adopted pursuant to Section 401(a) of the Code.

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES?

The Institutional Class shares are available for purchase only by the following:

- funds of funds offered by the Distributor or other affiliates of Gartmore Mutual Funds, Gartmore Mutual Funds II, Inc., and Gartmore Mutual Funds III ("Gartmore Funds");

- tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Funds;

- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee; and

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-    registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated for services it provides exclusively from its clients for such advisory services.

MINIMUM  INVESTMENT  -  CLASS  A,  B,  &  C  SHARES

To open an account (per Fund) . . . . . . . . . . . . . .  $2,000
To open an IRA account (per Fund) . . . . . . . . . . . .  $1,000
Additional investments (per Fund) . . . . . . . . . . . .  $  100
To start an Automatic Asset Accumulation Plan . . . . . .  $1,000
Additional Automatic Asset Accumulation Plan Transaction.  $   50


MINIMUM  INVESTMENT  -  INSTITUTIONAL  SERVICE  CLASS  SHARES

To open an account (per Fund)  $50,000
Additional Investments. . . .  None

MINIMUM  INVESTMENT  -  INSTITUTIONAL  SERVICE  CLASS

To open an account (per Fund)  $1,000,000
Additional Investments. . . .  None

BUYING  SHARES

PURCHASE PRICE. The purchase price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Funds. Generally, NAV is based on the market or fair value of the securities owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day

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-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

Each  Fund  reserves  the  right  not  to  determine  its  NAV  when:
-    It  has  not  received  any orders to purchase, sell or exchange shares; or
-    Changes  in  the  value  of  the  Fund's  portfolio  do not affect its NAV.

If current prices are not available for a security, or if [Gartmore SA Capital Trust], as the Funds' administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investment may change on days when shares cannot be purchased or redeemed.

FRONT-END  SALES  CHARGES  CLASS  A  SHARES

The charts below show the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.




                                                     DEALER
                              SALES CHARGE       COMMISSION AS
                           AS A PERCENTAGE OF   A PERCENTAGE OF
                                Offering             Amount       Offering
Amount of Purchase                Price             Invested        Price
---------------------------------------------------------------------------
Less than $50,000 . . . .                5.75%             6.10%      5.25%
50,000 to $99,999. . . .                4.50              4.71       4.00
100,000 to $249,999. . .                3.50              3.63       3.00
250,000 to $499,999. . .                2.50              2.56       1.75
500,000 to $999,999. . .                2.00              2.04       1.25
1 million to $24,999,999                0.50              0.50       0.50
25 million or more . . .                0.25              0.25       0.25

CLASS  C  SHARES

Sales of Class C shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more Gartmore Funds (including the Funds) at one time, or you can utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will

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pay  a  CDSC  of  up  to 1.00% if, within 18 months of the date of purchase, you redeem any Class A shares sold without a sales charge, and for which a finder's fee was paid. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares of the Fund with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:
- An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
- Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds (except purchases of the Gartmore Money Market Fund), possibly reducing the sales charge.
- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A and Class D shares (except the Gartmore Money Market Fund) you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:
- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.

--------------------------------------------------------------------------------

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     -    Sales  of  Class  D  shares  of  a  Gartmore  Fund
          To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Fund may require evidence that you qualify for this waiver).
- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Code.
- Trustees and retired Trustees of Gartmore Mutual Funds (including their predecessor Trusts), Gartmore Mutual Funds II, Inc., and Gartmore Mutual Funds III.
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates.
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
     Cooperatives  and  Southern  States  Cooperative,  Inc.).

Additional categories of investors eligible for sales charge waivers may be found in the SAI.

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Eligible entities wishing to

--------------------------------------------------------------------------------

purchase Institutional Class or Institutional Service Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Funds resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download the Funds' prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us

--------------------------------------------------------------------------------

at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of house holding regulatory materials.

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

[Begin  callout]

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

[End  callout]

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

A Fund may delay any exchange, transfer, or redemption requests if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SIGNATURE  GUARANTEE  -  CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  signature  guarantee  is  required  under  the  following  circumstances:
     - if your account address has changed within the last 10 business days, or
     - if the redemption check is made payable to anyone other than the registered shareholder, or

--------------------------------------------------------------------------------

     - if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
     - if the proceeds are mailed to any address other than the address of record, or
     - if the redemption proceeds are wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALES WITHIN  YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
--------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:


                    $1 MILLION TO   $4 MILLION TO   $25 MILLION
AMOUNT OF PURCHASE    $3,999,999     $24,999,999      OR MORE
---------------------------------------------------------------
Amount of CDSC . .           1.00%           0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being

--------------------------------------------------------------------------------

sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 years. For more information, see the SAI.

REDEMPTION  FEES

The Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than [90] days. The redemption fee is paid directly to the Funds and is designed to offset transaction costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B or Class C shares". Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

[Begin  callout]

CAPITAL  GAINS  TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares" on page [insert page].

[End  callout]

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

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Unless  you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH"). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service.

(This authorization will remain in effect until you give the Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the name of the Fund. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

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ACCOUNTS  WITH  LOW  BALANCES  -  CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, B or C shares of the Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits Class A, Class B and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Funds pay the Distributor compensation, which is accrued daily and paid monthly. The Funds shall pay amounts not exceeding an annual amount of:

CLASS           AS A % OF DAILY NET ASSETS
------------------------------------------
Class A shares       0.25% (distribution or
                     service fee)
Class B shares       1.00% (0.25% service
                     fee)
Class C shares       1.00% (0.25% service
                     fee)

Institutional  and  Institutional  Service  Class  shares  pay  no  12b-1  fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

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EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund or any other Gartmore Fund not currently accepting purchase orders) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of the Funds that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information). If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore
Money Market Fund are only permitted from Class A, Class B, Class C and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange into the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page [__] or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Funds receive your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-898-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

--------------------------------------------------------------------------------
EXCESSIVE  EXCHANGE  ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Funds may be limited to 12 exchanges within a one year period or 1% of a Fund's NAV. In addition, the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held the shares for less than 90 days (30 days for the Gartmore Nationwide Leaders Fund and Gartmore U.S. Growth Leaders Fund):

FUND                                                   EXCHANGE FEE
--------------------------------------------------------------------
Gartmore Emerging Markets Fund. . . . . . . . . . . .          2.00%
Gartmore International Growth Fund. . . . . . . . . .          2.00%
Gartmore International Small Cap Growth Fund. . . . .          2.00%
Gartmore Global Financial Services Fund . . . . . . .          2.00%
Gartmore Global Utilities Fund. . . . . . . . . . . .          2.00%
Gartmore Global Health Sciences Fund. . . . . . . . .         .2.00%
Gartmore Worldwide Leaders Fund . . . . . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund. . . . . . . . . . .         .2.00%
Gartmore U.S. Growth Leaders Fund . . . . . . . . . .          2.00%
Gartmore Global Technology and Communications Fund. .          2.00%
Gartmore Optimized Multi-Strategy Market Neutral Fund          2.00%
Gartmore Optimized Multi-Strategy Alpha Fund. . . . .          2.00%
Gartmore Micro Cap Equity Fund. . . . . . . . . . . .         .1.50%
Gartmore Mid Cap Growth Fund. . . . . . . . . . . . .          1.50%
Gartmore Millennium Growth Fund . . . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund . . . . . . . . . .          1.50%
Nationwide Small Cap Fund . . . . . . . . . . . . . .          1.50%


The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as

--------------------------------------------------------------------------------

exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Funds distribute any available income dividends to shareholders. Income dividends are taxable to you as ordinary income, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividends-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of securities over any losses from sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as such no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%. The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Funds. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or employer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to backup withholding if the Internal Revenue Service instructs the Funds to withhold a portion of such distributions and proceeds.

--------------------------------------------------------------------------------

When withholding is required, the amount will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

[Begin  callout]

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

[End  callout]

FEDERAL  TAXES

The Funds intend to qualify as regulated investment companies for federal income tax purposes, and, as such, the Funds will not be subject to federal income tax on taxable income and gains that the Funds distribute to their shareholders. The Funds intend to distribute their income and gains in such a way that they will not be subject to a federal excise tax on certain undistributed amounts.

Certain investments will cause the Funds to recognize taxable income in a year prior to the receipt by the Funds of a distribution, if any, from such investments relating to such income. The Funds nevertheless are required to make a taxable distribution to shareholders with respect to such "phantom income" in the year of recognition.

STATE  AND  LOCAL  TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING  FUND  SHARES

When you sell your shares in the Funds, you may realize a capital gain or loss, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING  FUND  SHARES

Exchanging your shares of the Funds for another Gartmore Fund is considered a sale for income tax purposes. Therefore, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

NON-U.S.  INVESTORS
Non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.

--------------------------------------------------------------------------------
INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The Statement of Additional Information (incorporated by reference into this Prospectus) contains additional information about the Funds. To obtain the Statement of Additional Information free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

FOR  INFORMATION,  ASSISTANCE  AND  WIRE  ORDERS:

1-800-848-0920  (toll free, 8 a.m. - 9 p.m. Eastern Time, Monday through Friday)

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205

WWW.GARTMOREFUNDS.COM

FOR  24-HOUR  ACCOUNT  ACCESS:

1-800-848-0920  (toll  free)
Also,  visit  the  Gartmore  Funds'  website  at  www.gartmorefunds.com

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ("SEC")

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:
www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT
FILE  NO.:  811-21373

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE __, 2003

                            GARTMORE MUTUAL FUNDS III

              Gartmore Optimized Multi-Strategy Market Neutral Fund

                  Gartmore Optimized Multi-Strategy Alpha Fund

Gartmore Mutual Funds III (the "Trust") is a registered open-end investment company that currently offers shares of beneficial interests (the "Shares") of the Gartmore Optimized Multi-Strategy Market Neutral Fund and the Gartmore Optimized Multi-Strategy Alpha Fund (each, a "Fund" and collectively, the "Funds"). This Statement of Additional Information ("SAI") relates to the Trust's offering of Shares in the Funds.

     This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectus for the Funds and should be read in conjunction with the Funds' Prospectus, dated June ___, 2003.

Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

The Prospectus may be obtained from Gartmore Mutual Funds III, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 1-800-848-0920.

The information in this SAI is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission (the "SEC") is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





TABLE OF CONTENTS
                                                                         PAGE
General Information and History
Additional Information on Portfolio Instruments and Investment Policies
Description of Portfolio Instruments and Investment Policies
Investment Restrictions
Trustees and Officers of the Trust
Investment Advisory and Other Services
Brokerage Allocation
Additional Information on Purchases and Sales
Valuation of Shares
Systematic Investment Strategies
Investor Privileges
Investor Services
Fund Performance Advertising
Additional Information
Additional General Tax Information For All Funds
Major Shareholders
Financial Statements
Appendix A - Debt Ratings

                        GENERAL INFORMATION AND HISTORY

Gartmore Mutual Funds III (the "Trust") is an open-end management investment company organized under the laws of Delaware by a Declaration of Trust, dated June 18, 2003. The Trust currently consists of 2 separate series, each with its own investment objective. Each of the Funds is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The investment objectives and principal investment strategies each of the Funds, as well as the principal risks associated with a Fund's investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


Each Fund invests in a variety of securities and employs a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.

                      DESCRIPTION OF PORTFOLIO INSTRUMENTS

                             AND INVESTMENT POLICIES

As stated in the Prospectus, each Fund's investment objective is not fundamental and may be changed without the vote of shareholders.

CERTAIN  PORTFOLIO  SECURITIES  AND  OTHER  OPERATING  POLICIES

As discussed in the Prospectus, the Funds will allocate their assets among a number of alternative asset managers ("Portfolio Managers") that employ various investment strategies that historically have exhibited a low correlation to the general performance of equity, debt and other markets. Additional information regarding the types of securities and financial instruments in which Portfolio Managers may invest the assets of the Funds, and certain of the investment techniques that may be used by Portfolio Managers, is set forth below.

EQUITY  SECURITIES

The investment portfolios of the Funds will include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

DEBT  OBLIGATIONS

The Funds may invest in debt obligations. A Fund will invest in these securities when their yield and potential for capital appreciation are considered sufficiently attractive and also may invest in these securities for defensive purposes and to maintain liquidity. Debt obligations include bonds, notes and debentures issued by U.S. and non-U.S. corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Debt obligations are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

The Funds may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a "Rating Agency") in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by a Portfolio Manager to be of comparable quality.

Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also rely upon the independent advice of the Funds' adviser or Portfolio Managers to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by the Funds, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but the Funds' adviser or Portfolio Managers will consider such events in their determination of whether the Funds should continue to hold the securities.

In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Medium-Quality Securities. The Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Funds might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Funds' net asset values.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically, but accrue interest until maturity. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

MONEY  MARKET  INSTRUMENTS

The Funds may invest, for defensive purposes or otherwise, some or all of their assets in high quality fixed-income securities, money market instruments and money market mutual funds, or may hold cash or cash equivalents in such amounts as GMF or Portfolio Managers deem appropriate under the circumstances. The Funds also may invest in these instruments pending allocation of their respective offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Money  market  instruments  may  include  the  following  types  of instruments:

     - obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

- obligations of sovereign non-U.S. governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

-  repurchase  agreements;

-  bank  or  savings  and  loan  obligations;

- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by non-U.S. governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Funds will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.

- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period.

- unrated short term (maturing in 397 days or less) debt obligations that are determined by the Funds' adviser or Portfolio Managers to be of comparable quality to the securities described above.

EXTENDABLE  COMMERCIAL  NOTES

Extendable commercial notes (ECNs) may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Funds will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BANK  OBLIGATIONS

Bank obligations that may be purchased by the Funds include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their Branches located outside the United States), domestic and non-U.S. branches of non-U.S. banks and savings and loan associations.

Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by non-U.S. branches of U.S. banks and by non-U.S. banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by non-U.S. banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of non-U.S. withholding taxes, and the expropriation or nationalization of non-U.S. issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

NON-U.S.  SECURITIES

The Funds may invest in equity and fixed-income securities of non-U.S. issuers and in depositary receipts, such as American Depositary Receipts ("ADRs"), which represent indirect interests in securities of non-U.S. issuers. Non-U.S. securities in which Funds may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets or may be purchased in private placements and not be publicly traded. Investments in non-U.S. securities are affected by risk factors generally not thought to be present in the United States. These factors are listed in the Prospectus under "Risk Factors-Non-U.S. Investments."

As a general matter, the Funds are not required to hedge against non-U.S. currency risks, including the risk of changing currency exchange rates, which could reduce the value of non-U.S. currency denominated portfolio securities irrespective of the underlying investment. However, from time to time, a Fund may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving a Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Funds for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Portfolio Managers anticipate purchasing or selling a non-U.S. security. This technique would allow the Funds to "lock in" the U.S. dollar price of the security. Forward contracts also may be used to attempt to protect the value of the Funds' existing holdings of non-U.S. securities. There may be, however, imperfect correlation between the Funds' non-U.S. securities holdings and the forward contracts entered into with respect to such holdings. Forward contracts also may be used for non-hedging purposes to pursue the Funds' investment objective, such as when a Portfolio Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in such currencies are not then held in the Funds' investment portfolio.

Investing in non-U.S. securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in non-U.S. companies will frequently involve currencies of non-U.S. countries, and since the Funds may hold securities and funds in non-U.S. currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most non-U.S. stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some non-U.S. companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most non-U.S. bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on non-U.S. securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in non-U.S. countries than in the United States. In addition, with respect to certain non-U.S. countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by the Funds, may be subject to non-U.S. government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many non-U.S. securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including
Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Funds. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Funds' ability to acquire or dispose of securities at the price and time it wishes to do so. The Funds' inability to dispose fully and promptly of positions in declining markets will cause the Funds' net asset values to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on non-U.S. sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on non-U.S. commodity exchanges may be subject to the same or similar risks as trading in non-U.S. securities.

Depositary Receipts. The Funds may invest in non-U.S. securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in non-U.S. countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either non-U.S. or domestic securities. For purposes of the Funds' investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

The Funds may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

FOREIGN  COMMERCIAL  PAPER

The Funds may invest in commercial paper which is indexed to certain specific non-U.S. currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in non-U.S. currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in non-U.S. currencies while providing an attractive money market rate of return. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REPURCHASE  AGREEMENTS

Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Funds' adviser or Portfolio Managers review the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

Reverse repurchase agreements involve the sale of a security to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements are a form of leverage that also may increase the volatility of a Fund's investment portfolio.

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, GMF or Portfolio Managers believe that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

LENDING  PORTFOLIO  SECURITIES

A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. A Fund generally will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

For the purposes of this policy, the Funds consider collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Funds to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Funds' ability to recover the loaned securities or dispose of the collateral for the loan.

WHEN-ISSUED,  DELAYED  DELIVERY  AND  FORWARD  COMMITMENT  SECURITIES

To reduce the risk of changes in securities prices and interest rates, a Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counter party. After a Fund commits to purchase such securities, but before delivery and settlement, it may sell the securities if it is deemed advisable.

Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Fund is fully or almost fully invested results in a form of leverage and may result in greater potential fluctuation in the value of the net assets of a Fund. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, the Funds may incur losses.

When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or Portfolio Managers to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets.
Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Funds engage in when-issued or delayed-delivery transactions, they rely on the other party to consummate the trade. Failure of the seller to do so may result in the Funds incurring losses or missing opportunities to obtain a price considered to be advantageous.

STANDBY  COMMITMENT  AGREEMENTS

These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

 INDEXED  SECURITIES

The Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

Investing in securities of small-sized, including micro-capitalization companies, and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Funds to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

"Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. GMF or Portfolio Managers of the Funds believe, however, that if they analyze "special situation companies" carefully and invest in the securities of these companies at the appropriate time, the Funds may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Funds make their investments will be consummated under the terms and within the time period contemplated, if consummated at all.

CONVERTIBLE  SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

The Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

The Funds may also engage in short sales if at the time of the short sale the Funds own or have the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund's level of illiquidity may increase.

The Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Funds. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The applicable Portfolio Manager or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security;
(C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Private  Placement Commercial Paper.  Commercial paper eligible for resale under
Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only
NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or Portfolio Manager believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Funds will not purchase securities when bank borrowings exceed 5% of the Funds' total assets.

Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE  INSTRUMENTS

The Funds may use a variety of special investment techniques to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these techniques for non-hedging purposes in pursuing their investment objectives. These techniques may involve the use of derivative transactions. The techniques the Funds may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that the Funds may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not perform as anticipated and that a Fund may suffer losses as a result of its hedging activities.

A Fund's Portfolio Managers may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's Portfolio Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Funds' assets being hedged in terms of securities composition.

          (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because GMF or a Portfolio Manager projected a decline in the price of a security in a Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For the Funds" below.

Options. The Funds may purchase or write put and call options on securities and indices, and may purchase options on non-U.S. currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both OTC options and options traded on non-U.S. and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Funds might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund is unable to affect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose the Funds to counter party risk. To the extent required by SEC guidelines, the Funds will not enter into any such transactions unless they own either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Spread Transactions. The Funds may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. The Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when GMF or a Portfolio Manager believes it is more advantageous to the Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, the Funds will only enter into futures contracts that are traded on U.S. or non-U.S. exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

The Funds will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Funds' net asset values after taking into account unrealized profits and unrealized losses on any such contracts the Funds have entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction that Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Structured Products. The Funds may use structured products to hedge their portfolios. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies - Restricted, Non-Publicly Traded and Illiquid Securities."

Swap Agreements. The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Funds' investment objectives, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on GMF's or Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on non-U.S. currencies and forward currency contracts to hedge against movements in the values of the non-U.S. currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another non-U.S. currency or a basket of currencies, the values of which a Portfolio Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on non-U.S. currencies depends on the value of the underlying currency relative to the U.S. dollar. Because non-U.S. currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in non-U.S. currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency.
Thus, a Fund might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible non-U.S. currency options will include options traded primarily in the OTC market. Although options on non-U.S. currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on non-U.S. currency only when GMF or a Portfolio Manager believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the non-U.S. currency, will change after the non-U.S. currency contract has been established. Thus, the Fund might need to purchase or sell non-U.S. currencies in the spot (cash) market to the extent such non-U.S. currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in non-U.S. currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

A decline in the dollar value of a non-U.S. currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the non-U.S. currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the non-U.S. currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

A Fund may enter into non-U.S. currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES  OF  INVESTMENT  COMPANIES

To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through non-U.S. government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRs and other Exchange Traded Funds. The Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. GMF or the appropriate Portfolio Manager will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO  COUPON  SECURITIES

Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

Current federal income tax law requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TEMPORARY  INVESTMENTS

Generally the Funds will be fully invested in accordance with their investment objectives and strategies. However, pending investment of cash balances, or if GMF (or a Portfolio Manager) believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO  TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for each Fund is expected to be [insert percentage].

INVESTMENT  RESTRICTIONS

The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding Shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.
- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.
- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- [Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.]
- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.
EACH  FUND  MAY  NOT:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

EACH  FUND  MAY  NOT:

- Purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

                       TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT  INFORMATION

The Board of Trustees has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds' investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

It is contemplated that the members of the Board of Trustees will be appointed and elected during the Trust's initial meeting to occur on or about [_____], 2003. This meeting will be led by [_____], the Trust's initial Trustee, whose name, address, age and other prior/present employments are provided below:

     [FILL  IN  INFORMATION  FOR  INITIAL  TRUSTEE]

RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

The Board of Trustees has two standing committees: Audit and Pricing and Valuation.

The purposes of the Audit Committee are to: (1) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (2) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (3) ascertain the independence of the Trust's independent auditors; and (4) act as a liaison between the Trust's independent auditors and the Board of Trustees. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board of Trustees and the Audit Committee, as representatives of the Trust's shareholders. Each of the members has a working knowledge of basic finance and accounting matters and is not an interested person of the Trust, as defined in the Investment Company Act.

The purpose of the Pricing and Valuation Committee is to oversee the implementation and operation of the Trust's valuation procedures.

COMPENSATION  OF  TRUSTEES

The Trustees receive fees and reimbursement for expenses of attending Board meetings from the Trust. GMF will reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of GMF or its affiliates. The Compensation Table below sets forth estimated compensation to be paid to the Trustees of the Trust, before reimbursement of expenses, for the first full fiscal year of the Fund. Trust officers receive no compensation from the Trust in their capacity as officers.




(1)                           (2)            (3)          (4)           (5)
                                           PENSION
                                         RETIREMENT
                                          BENEFITS
                                           ACCRUED                     TOTAL
                           AGGREGATE         AS        ESTIMATED   COMPENSATION
                          COMPENSATION      PART        ANNUAL         FROM
NAME                          FROM           OF        BENEFITS         THE
OF                            THE           TRUST        UPON          FUND
TRUSTEE                      TRUST        EXPENSES    RETIREMENT      COMPLEX
[                    ].  $   [       ]        - 0 -        - 0 -
[                    ].  $   [       ]        - 0 -        - 0 -
[                    ].  $   [       ]        - 0 -        - 0 -
[                    ].  $   [       ]        - 0 -        - 0 -




As  of _____, 2003, the Fund Complex includes: [                               ]

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

CODE  OF  ETHICS

Federal law requires the Trust, GMF, and the Trust's principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

Subject to any applicable Expense Limitation Agreements (defined below under "Limitation of Fund Expenses"), the Trust pays the compensation of the Trustees who are not interested persons of GMF or its affiliates and all expenses (other than those assumed by GMF) including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust;
investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer and Dividend Disbursing Agent Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of Shares of the Trust; expenses of any shareholders' meetings; and expenses relating to the issuance, registration, and qualification of Shares of the Trust.

ADVISER

Under the Investment Advisory Agreement (the "Advisory Agreement") between Gartmore Mutual Fund Capital Trust (GMF) and the Trust, GMF manages the investment of the Funds' assets in accordance with the policies and procedures set forth in the Funds' prospectus and this SAI and as may be established by the Trustees, and supervises the daily business affairs of the Funds. GMF also oversees and monitors the activities of Coda Capital Management, LLC and Gartmore Global Partners (collectively, the "Subadvisers") to the extent assets of a Fund are allocated to a Subadviser.

GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by GMF and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of Shares of the Trust's series or for recordkeeping or other shareholder related services.

The Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically in the event of its "assignment", as defined under the Investment Company Act. It may be terminated as to the Funds without penalty by vote of a majority of the outstanding voting securities of the Funds, or by either party, on not less than 60 days written notice. The Advisory Agreement further provides that GMF may render similar services to others.

GMF, located at 1200 River Road, Conshohocken, Pennsylvania 19428, is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (GGI) a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (GGAMT), which is a Delaware business trust. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

For services provided under the Advisory Agreement, GMF receives an advisory fee, which is based on an annual rate of 2.50% of each Fund's average daily net assets.

LIMITATION  OF  FUND  EXPENSES

In the interest of limiting the expenses of the Funds, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for the Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of the Funds (the "Expense Limitation Agreement") limiting certain operating expenses.

GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ration of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and
(iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

Until at least __________, 2004, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees, for the Funds as follows:

     ALPHA FUND - 3.50% for Class A Shares, Class B Shares, Class C Shares, Institutional Service Class Shares and Institutional Shares;

     MARKET NEUTRAL FUND - 3.50% for Class A Shares, Class B Shares, Class C Shares, Institutional Service Class Shares and Institutional Shares.

SUBADVISERS

Currently each of the Funds is authorized to employ two Subadvisers: Coda Capital Management, LLC (CCM) and Gartmore Global Partners (GGP). In addition, GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility. At this time no unaffiliated subadviser has been hired pursuant to this order.

GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. GMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of Subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

Subject to the supervision of GMF and the Trustees, GGP and CCM may each manage a portion of a Fund's assets in accordance with such Fund's investment objective and policies. A Subadviser makes investment decisions for all or a portion such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

A Subadviser provides investment advisory services to a Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that a Subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

For  the  services  it  provides,  a  Subadviser  receives  the  following fees:




FUND                                                   ASSETS  FEE
Gartmore Optimized Multi-Strategy Market Neutral Fund

Gartmore Optimized Multi-Strategy Alpha Fund



These fees are calculated at an annual rate based on each Fund's average daily net assts.

GGP is a global asset manager dedicated to servicing the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser as a joint venture between Gartmore Securities Limited and Gartmore US Limited, each a holding company. Gartmore US Limited is a wholly-owned subsidiary of GGAMT. As of December 31, 2002, GGP and its U.S. affiliates managed approximately $30.3 billion in assets.

CCM is currently the investment manager of the CODA Capital Arbitrage Fund, a private investment fund that primarily invests in investment grade convertible securities, and simultaneously sells short a percentage of the underlying stock into which the bonds are convertible. CCM was organized as a Pennsylvania limited partnership on August 26, 1998.

CONSIDERATION  OF  THE  ADVISORY  AGREEMENT

In determining whether it was appropriate to approve the Advisory Agreement between GMF and the Trust, on behalf of the Funds, [TO BE COMPLETED AFTER BOARD CONSIDERS TERMS OF ADVISORY AGREEMENT] the Board received extensive information, provided by GMF, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent counsel. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

- The investment management fee payable to GMF under the Advisory Agreement, the anticipated costs to GMF of providing these services, the anticipated profitability of GMF's relationship with the Funds, the level of reimbursements being made by GMF and the participated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.

- The nature, quality and extent of the investment advisory services expected to be provided by GMF to the Funds.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of GMF.

-     Any  ancillary  benefits  to  GMF,  including soft dollars received by it.

In light of the above considerations and such other factors and information it considered relevant, omitting, however, unavailable Fund profitability information and historic Fund performance information, the Board unanimously determined that the Advisory Agreement and the compensation payable under such Advisory Agreement is fair and reasonable with respect to the Funds.

DISTRIBUTOR

Gartmore Distribution Services, Inc. (GDSI) serves as underwriter for each of the Funds in the continuous distribution of its Shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting
Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. GDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc., which is a wholly-owned subsidiary of Gartmore SA Capital Trust. Gartmore SA Capital Trust is a wholly-owned subsidiary of Gartmore Global Investments, Inc., which is a majority-owned subsidiary of Gartmore Global Asset Management Trust. Gartmore Global Asset Management is a wholly-owned subsidiary of Nationwide Corporation whose ownership is described above. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Partners
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Corporation
Nationwide  Mutual  Insurance  Company
[Paul  Hondros
Gerald  Holland
Eric  Miller]

In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

GDSI receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B and Class C Shares (and certain Class A Shares). GDSI reallows to dealers 5.00% of sales charges on Class A Shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A Shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A Shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B Shares of the Funds, 1.00% on Class C Shares of the Funds, 4.00% on Class D Shares of the Funds.

DISTRIBUTION  PLAN

The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act with respect to certain classes of Shares of the Funds. The Plan permits the Funds to compensate GDSI, as the Fund's Distributor, for expenses associated with the distribution of certain classes of Shares of the Funds and providing shareholder services to such classes of Shares. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee in an amount that will not exceed the following amounts:

-     0.25%  of the average daily net assets of Class A Shares of the Funds; and
- 1.00% of the average daily net assets of Class B and Class C Shares for the Funds.

As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on [_____], 2003, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of that class. Any change in the Plan that would materially increase the distribution cost to a class requires approval of the shareholders of the class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Funds and their Shareholders.

The Board of Trustees believes that the Plan is in the best interests of the Funds since it encourages growth and maintenance of the Funds' assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

GDSI has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Shares including, but not limited to, those discussed above. From time to time, GDSI or an affiliate of GDSI may pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

ADMINISTRATIVE  SERVICES  PLAN

Under the terms of an Administrative Services Plan, the Funds are permitted to enter into servicing agreements ("Servicing Agreement") with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A and Institutional Service Class Shares of the Funds. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated Prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. (NFS) has agreed to provide certain administrative support services in connection with the applicable Fund Shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of Class A or Institutional Services Class Shares of each Fund.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

Under  the  terms  of a Fund Administration Agreement, Gartmore SA Capital Trust
(GSA), a wholly owned subsidiary of Gartmore Global Investments, Inc. (GGI), provides for various administrative and accounting services, including daily valuation of the Funds' Shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned subsidiary of GGAMT. Gartmore Investor Services, Inc. (GISI), an indirect subsidiary of GSA, serves as transfer agent and dividend distributing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

ASSET  LEVEL     AGGREGATE  TRUST  FEE*


[___]     [___]
[___]     [___]
[___]     [___]




     *
SUB-ADMINISTRATORS

GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. (BISYS), effective [____], 2003, to provide certain fund administration and transfer agency services for the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the Funds:




ASSET LEVEL   FEE
[___] . . .  [___]
[___] . . .  [___]




CUSTODIAN

J.P. Morgan Chase Bank ("J.P. Morgan"), 270 Park Avenue, New York, New York is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. J.P. Morgan performs no managerial or policy-making functions for the Fund.
LEGAL  COUNSEL

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.
AUDITORS

[______________________]  serves  as  independent  accountants  for  the  Trust.

                              BROKERAGE ALLOCATION

GMF is responsible for the selection of brokers and dealers to effect portfolio transactions and the negotiation of brokerage commissions, if any. Subadvisers are responsible for these decisions as they relate to the Fund assets they manage.

In transactions on stock and commodity exchanges in the U.S., these commissions are negotiated, whereas on non-U.S. stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions charged in the U.S. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both GMF and Portfolio Managers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to GMF or a Portfolio Manager. In placing orders with such broker-dealers, GMF or Portfolio Manager will, where possible, take into account the comparative usefulness of such information. Such information is useful to GMF or a Portfolio Manager even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce GMF's or a Portfolio Manager's normal research activities or expenses.

Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

There may be occasions when portfolio transactions for the Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by GMF or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when GMF or a Portfolio Manager believes that to do so is in the interest of a Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

In purchasing and selling investments for the Funds, it is the policy of GMF to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by GMF in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, GMF will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

GMF or a Subadviser may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to GMF is considered to be in addition to and not in lieu of services required to be performed by it under its Advisory Agreement. The fees paid to GMF pursuant to the Advisory Agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to GMF in serving its other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of GMF to obtain best execution at the most favorable prices through responsible broker-dealers, it also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

CLASS  A  SALES  CHARGES

The chart below shows the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.




                        SALES      SALES      DEALER
                       CHARGE     CHARGE    COMMISSION
                       AS % OF    AS % OF    AS A % OF
AMOUNT OF             OFFERING    AMOUNT     OFFERING
PURCHASE                PRICE    INVESTED      PRICE
less than $50,000. .     5.75%      6.10%        5.00%
50,000 to $99,999 .      4.75       4.99         4.00
100,000 to $249,999      3.50       3.63         3.00
250,000 to $499,999      2.50       2.56         2.00
500,000 to $999,999      2.00       2.04         1.75
1 million or more .      None       None        None




CLASS  C  SALES  CHARGES  AND  APPLICABLE  SALES  WAIVERS

Sales of Class C Shares will be charged a front-end sales charge of [1.00]% of the offering price ([1.01]% of the amount invested). Both the front-end sales charge and the CDSC applicable to Class C Shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C Shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

NET  ASSET  VALUE  PURCHASE  PRIVILEGE  (CLASS  A  SHARES  ONLY)

The sales charge applicable to Class A Shares may be waived for the following purchases due to the reduced marketing effort required by the Trust's
Distributor:

     Shares  sold:

(a) to any pension, profit sharing, or other employee benefit plan for the employees of [______], any of its affiliated companies, or investment advisory clients and their affiliates;

(b)     to  any  endowment  or  non-profit  organization;

(c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code");

(d) to any life insurance company separate account registered as a unit investment trust;

(e) to Trustees and retired Trustees of the Trust, Gartmore Mutual Funds (including its predecessor trusts) and Gartmore Mutual Funds II, Inc.;

(f) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives"), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;

(g) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

(h) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

(i) to any person who pays for the Shares with the proceeds of one of the following sales:

     -     Sales  of  non-Gartmore  Fund  shares
     -     Sales  of  Class  D  shares  of  a  Gartmore  Fund

To qualify, (1) you must have paid an initial sales charge or CDSC on the Shares sold, (2) you must purchase the new Shares within 60 days of the redemption, and
(3) you must request the waiver when you purchase the new Shares (the Fund may require evidence that you qualify for this waiver).

     (j) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's Distributor to waive sales charges for those persons;

     (k) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's Distributor; and

     (l) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Code.

CLASS  B  SHARES  OF  THE  FUND  AND  CDSC

GDSI compensates broker-dealers and financial intermediaries for sales of Class B Shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's Distributor, will be imposed on any redemption of Class B Shares. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:





                         CDSC ON SHARES
YEARS OF AFTER PURCHASE    BEING SOLD
First . . . . . . . . .            5.00%
Second. . . . . . . . .            4.00%
Third . . . . . . . . .            3.00%
Fourth. . . . . . . . .            3.00%
Fifth . . . . . . . . .            2.00%
Sixth . . . . . . . . .            1.00%
Seventh and following .  None




For purposes of calculating the CDSC, it is assumed that the oldest Class B Shares remaining in your account will be sold first.

CONVERSION  FEATURES  FOR  CLASS  B  SHARES

Class B Shares which have been outstanding for seven years will automatically convert to Class A Shares on the first business day of the next month following the seventh anniversary of the date on which such Class B Shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A Shares shall thereafter be applied to such converted Shares. Because the per Share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of the conversion, a shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B Shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A Shares in the same proportion as the number of the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through dividends and distributions.

If you effect one or more exchanges among Class B Shares of the Fund during the seven-year period, the holding period for Shares so exchanged will be counted toward such period.

CLASS  A  FINDERS'  FEE  AND  CORRESPONDING  CDSC

There are no front-end sales charges for purchases of Class A Shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A Shares in the Funds and avoid the front-end sales charge, or utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts, as described in the Prospectus. However, unless an investor is otherwise eligible to purchase Class A Shares without a sales charge, the investor will pay a CDSC of up to 1.00% if, within 18 months of the date of purchase, such investor redeems any Class A Shares sold without a sales charge, and for which the Distributor paid a dealer a finder's fee (as described below). With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finder's fee, the following requirements apply:

- The purchase can be made in any combination of series of the Trust, Gartmore Mutual Funds or Gartmore Mutual Funds II, Inc. (each a "Gartmore Fund"). The amount of the finder's fee will be determined based on the particular combination of the Gartmore Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

- The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase.

The CSDC will equal the amount of the finder's fee paid out to the dealer with respect to the Funds as described in the chart below. The amount of the CDSC for the other Gartmore Funds is described in each fund's prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee GDSI paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds an investor made that were subject to the Class A CDSC.

If these conditions are met, a finder's fee will be paid on the purchase at the following rates:





                                                       AMOUNT OF
                                                        PURCHASE
                                     $1 million to   $4 million to   $25 million
FUNDS PURCHASED                        $3,999,999     $24,999,999      or more
Gartmore Optimized Multi-Strategy
Market Neutral Fund, Gartmore
Optimized Multi-Strategy Alpha Fund           1.00%           0.50%         0.25%





CDSC  FOR  CLASS  C  SHARES

You will pay a CDSC of 1.00% if you sell your Class C Shares within the first year after you purchased the Shares. The Trust's Distributor compensates broker-dealers and financial intermediaries for sales of Class C Shares from the front-end sales charges and its own resources at the rate of 2.00% of sales of Class C shares of the Funds.

REDEMPTIONS

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming Shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect a Fund. Each of the Funds may also assess a 2.00% redemption fee on Shares held less than 90 days. The redemption fees are paid directly to the Funds to offset brokerage commissions, market impact and other costs associated with short-term trading of Shares.

IN  KIND  REDEMPTIONS

The Funds generally plan to redeem its Shares for cash. However, as described in the Prospectus, the Funds reserve the right, in circumstances where in their sole discretion they determine that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Funds directly to you (an "in kind redemption").

SIGNATURE  GUARANTEE  (CLASS  A,  CLASS  B,  AND  CLASS  C  SHARES)

A signature guarantee is required if: (1) your account address has changed within the last 10 business days, (2) the redemption check is made payable to anyone other than the registered shareholder, (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, (4) the proceeds are mailed to an address other than the address of record, or (5) the redemption proceeds are being wired to a bank for which instructions are currently not on your account. The Trust's Distributor reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's Distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming Shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's Distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS  WITH  LOW  BALANCES  -  CLASS  A,  CLASS  B,  AND  CLASS  C  SHARES

If the value of your Class A, Class B, or Class C Shares of the Fund falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Funds to offset the expenses of small accounts. We will sell Shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your Shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional Shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your Shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

                               VALUATION OF SHARES

The net asset value per Share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard
Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when Shares cannot be purchased or redeemed.

The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other days when the New York Stock Exchange is not open.

The net asset value per Share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of Shares outstanding in such class.

Securities for which market quotations are readily available are valued at current market value as of "Valuation Time." Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard Time).

Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of each Fund.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or designee, are valued at fair value under procedures approved in good faith by the Funds' Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investments buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

Once you have opened an account with at lest $1000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund.

AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Gartmore Fund from another Gartmore Fund systematically, monthly or quarterly, after fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund your select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfer from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.

AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders. Additional information may be obtained by calling [GDSI] toll free at [1-800-848-0920.]

NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional Shares within the same class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional Shares, and you will receive a confirmation.

EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one fund to another fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the fund being purchased.

Exchanges  Among  Gartmore  Funds

Exchanges may be made among any of the Gartmore Funds within the same class in any of the Gartmore Funds (except for the Service, Institutional and IRA Class shares of the Gartmore Morley Capital Accumulation Fund or any other Gartmore Fund not currently accepting purchase orders), so long as both accounts have the same owner, and your first purchase in the new Gartmore Fund meets such Gartmore Fund's minimum investment requirement (and investor eligibility requirement for the Gartmore Morely Capital Accumulation Fund).

Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Class or Institutional Service Class Shares. However, if your exchange involves certain Class A Shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Gartmore Fund into which you are exchanging. If you exchange your Class A Shares of the Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A Shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund for more information). If you exchange Prime Shares of the Gartmore Money Market Fund into another Gartmore Fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C and Institutional Service Class shares of the Funds. If you exchange
Class B or Class C Shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) Shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class
A) Shares, the time you held Class B or Class C (or Class A) Shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. If you wish to purchase Shares of the Funds or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your Shares and pay any applicable front-end load on the new Gartmore Fund you are purchasing unless a sales charge waiver otherwise applies.

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Funds may be limited to 12 exchanges within a one year period or 1% of a Fund's net asset value. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund or Gartmore Nationwide Leaders Fund):





GARTMORE FUND                                          EXCHANGE FEE
Gartmore Emerging Markets Fund. . . . . . . . . . . .          2.00%
Gartmore International Growth Fund. . . . . . . . . .          2.00%
Gartmore International Small Cap Growth Fund. . . . .          2.00%
Gartmore Global Financial Services Fund . . . . . . .          2.00%
Gartmore Global Utilities Fund. . . . . . . . . . . .          2.00%
Gartmore Global Health Sciences Fund. . . . . . . . .          2.00%
Gartmore Worldwide Leaders Fund . . . . . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund. . . . . . . . . . .          2.00%
Gartmore U.S. Growth Leaders Fund . . . . . . . . . .          2.00%
Gartmore Global Technology and Communications Fund. .          2.00%
Gartmore Optimized Multi-Strategy Market Neutral Fund          2.00%
Gartmore Optimized Multi-Strategy Alpha Fund. . . . .          2.00%
Gartmore Micro Cap Equity Fund. . . . . . . . . . . .          1.50%
Gartmore Mid Cap Growth Fund. . . . . . . . . . . . .          1.50%
Gartmore Millennium Growth Fund . . . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund . . . . . . . . . .          1.50%
Nationwide Small Cap Fund . . . . . . . . . . . . . .          1.50%




The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

EXCHANGES  MAY  BE  MADE  FOUR  CONVENIENT  WAYS:

BY  TELEPHONE

AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges by calling 1-800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the "Valuation Time" to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Standard Time.

CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing Share price.

The Funds may record all instructions to exchange Shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

BY MAIL OR FAX - Write or fax to [Gartmore Funds], [P.O. Box 182205, Columbus, Ohio 43218-2205, or FAX (614) 428-3278.] Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship", then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 p.m. Eastern Standard Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

BY ON LINE ACCESS - Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund Shares on its website at any time, in which case you may continue to exchange Shares by mail, wire or telephone pursuant to the Prospectus.

                                INVESTOR SERVICES

AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear Fund price information, mailing and wiring instructions and other mutual fund information.

TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Standard Time (Monday through Friday). Call toll free: [1-800-848-0920] or contact us at our FAX telephone number [(614) 428-3278].

RETIREMENT PLANS - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdale IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call [1-800-848-0920].

SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

CONSOLIDATED STATEMENTS - Shareholders of the Funds receive quarterly statements as of the end of March, June, September and December. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by taxpayer identification number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Your consolidated statement will be sent [monthly/quarterly]. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your funds will be sent after year-end.

AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the Internal Revenue Service ("IRS"). If you redeemed any Shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Fiduciary accounts and accounts with Shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at [1-800-848-0920].

SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the Funds.

PROSPECTUS  -  Updated  Prospectus  will  be  mailed  to  you at least annually.

UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receive notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

Standardized total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Share classes, the net total returns on each class can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  TOTAL  RETURN

The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Before-Tax Performance. All pre-tax performance advertisements will include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown; the maximum front-end load is also deducted from Class C shares. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

After-Tax Performance. Any after-tax performance quotations are calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal Federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or Federal alternative minimum taxes are not taken into account, the effect of phase-outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

NONSTANDARDIZED  RETURNS

The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary.

Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

The Funds may report its performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments to which the Funds may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; hedge funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch.

The  rankings  may  or  may  not  include  the  effects  of  sales  charges.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

Shareholders only have an interest in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other Shares of that class. In the event of liquidation of the Funds, Shares of the same class will share pro rata in the distribution of the net assets of the Funds with all other Shares of that class. All Shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

Shareholders of each class of Shares have one vote for each Share held and a proportionate fractional vote for any fractional Share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration, the Investment Company Act or other authority except, under certain circumstances, to (1) amend the Funds' Declaration of Trust, (2) amend the Advisory Agreement, (3) amend the Funds' fundamental investment restrictions
(4) elect and remove Trustees, (5) reorganize the Trust or any series or class thereof, and (6) act upon certain other business matters. In addition, holders of Shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Plan. The Funds' investment objectives, however, can be changed without shareholder approval.

To the extent that a shareholder meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefore from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

                 ADDITIONAL GENERAL TAX INFORMATION FOR THE FUND

This summary of certain aspects of the Federal income tax treatment of the Funds and its shareholders is based upon the Code, judicial decisions, Treasury Regulations ("Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code that could change certain of the tax consequences of an investment in the Funds. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws. The Funds may employ their investment strategies without regard to the tax consequences of the Funds' transactions on the Funds' Shares.

Each investor should consult its own tax adviser as to the tax consequences of investing in the Funds, including the application of state and local taxes which may be different from the Federal income tax consequences described herein.

BUYING  A  DIVIDEND

If you invest in the Funds shortly before the record date of a taxable distribution, the distribution will lower the value of the Funds' Shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS  FUNDS

The Funds have multiple classes of shares and calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTION  OF  CAPITAL  GAIN

A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to your as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

DISTRIBUTIONS  OF  FIVE-YEAR  GAIN

If you are in the 10% or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Funds will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

OTHER  DISTRIBUTIONS

Distributions, if any, in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's adjusted basis in its Shares of the Fund, and as a capital gain thereafter (if the shareholder held its Shares of the Fund as capital assets).

EFFECT  OF  NON-U.S.  INVESTMENTS  ON  DISTRIBUTIONS

Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

A Fund may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pas through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for thee taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the end of each calendar year. If you have not held Fund Shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Funds in October, November or December but paid in January are taxable to you as if they were paid in December.

ELECTION  TO  BE  TAXED  AS  A  REGULATED  INVESTMENT  COMPANY

Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE  TAX  DISTRIBUTION  REQUIREMENTS

To avoid Federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION  OF  FUND  SHARES

Redemptions (including redemptions in kind) and exchanges of Fund Shares are taxable transactions for Federal, state and local income tax purposes. If you redeem your Fund Shares, or exchange them for shares of a different Gartmore Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

REDEMPTIONS  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Funds on those Shares. For purposes of determining whether Shares in the Funds have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

WASH  SALES

All or a portion of any loss that you realize on a redemption of your Fund Shares is disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules is added to your tax basis in the new Shares.

REDEMPTIONS  AND  FIVE-YEAR  GAIN

If you are in the 10% or 15% individual income tax bracket, gains from the sale of your Fund Shares are generally subject to a maximum rate of tax of 10%. However, if you have held your Shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year 2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund Shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

DEFERRAL  OF  BASIS

If a sales charge was imposed on your purchase of Shares of a Fund and you redeem some or all of the Shares and then reinvest the sales proceeds in shares of the Fund or another Gartmore Fund within 30 days of buying the original Shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original Shares in the Funds and in reporting this gain or loss, all or a portion of the sales charge that you paid for your original Shares will be excluded from your tax basis in the Shares sold and will be added to your tax basis in the new shares.

U.S.  GOVERNMENT  SECURITIES

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Funds. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and Federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

If you are a corporate shareholder, a percentage of the dividends paid by the Funds may qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in non-U.S. rather than domestic securities or interest rather than dividends, its distributions would generally not be expected to qualify for the corporate dividends-received deduction.

[A corporate shareholder's dividends-received deduction will be disallowed unless it holds Shares in the Funds, and the Funds hold shares in the dividend-paying corporation, at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder or the Funds, as the case may be, become entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in Shares of the Funds, or the Funds' investment in the shares of the dividend-paying corporation, is financed with indebtedness.]

INVESTMENT  IN  COMPLEX  SECURITIES

The Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect, for example, whether gain or loss recognized by the Funds is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Funds (possibly causing the Funds to sell securities or borrow
- to raise the cash for necessary distributions). These rules could defer the Funds' ability to recognize a loss, and, in limited cases, subject the Funds to U.S. Federal income tax on income from certain non-U.S. securities. These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Funds. In addition, the use of a total return swap by a Fund may subject the Fund to an interest charge with respect to the income tax liability of the Funds (calculated prior to a deduction for dividend distributions) attributable to the portion of such gain from the swap that is treated as ordinary income under the constructive ownership provisions of the Code.

NON-U.S.  INVESTORS

Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the Federal, state, local or foreign tax consequences of your investment in the Funds.

CERTAIN  U.S.  TAX  DISCLOSURE  REQUIREMENTS

Pursuant to recently issued Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. You should consult your own tax advisors concerning any possible disclosure obligation with respect to your investment in the Shares.

BACKUP  WITHHOLDING

By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must backup withhold if the IRS instructs the Funds to do so. When withholding is required, the rate will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

     (a)  (1)  Certificate  of  Trust  dated  June  18, 2003, is filed herewith.

          (2) Agreement and Declaration of Trust of the Registrant dated June 18, 2003, is filed herewith.

     (b)  Bylaws  of  the  Registrant  dated  June 18, 2003, are filed herewith.

     (c) Certificates for shares are not issued. Articles III and IV of the Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(2) hereto, define rights of holders of shares.

     (d)  Investment  Advisory  Agreement.  TO  BE  FILED  BY  AMENDMENT.

          (1)  Investment  Subadvisory  Agreement.  TO  BE  FILED  BY AMENDMENT.

          (2)  Investment  Subadvisory  Agreements.  TO  BE  FILED BY AMENDMENT.

     (e)  Underwriting  Agreement.  TO  BE  FILED  BY  AMENDMENT.

          (1)  Model  Dealer  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (f)  Not  applicable.

     (g)  Custodian  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (h)  (1)  Fund  Administration  Agreement.  TO  BE  FILED  BY  AMENDMENT.


          (2) Transfer and Dividend Disbursing Agent Agreement. TO BE FILED BY AMENDMENT.

          (3) Administrative Services Plan and Services Agreement. TO BE FILED BY AMENDMENT.

     (i) Opinion and consent of Stradley Ronon Stevens & Young, LLP. TO BE FILED BY AMENDMENT.

     (j)  Not  applicable.

     (k)  Not  applicable.

     (l)  Purchase  Agreement.  TO  BE  FILED  BY  AMENDMENT.

                                        1
--------------------------------------------------------------------------------

     (m)  Distribution  Plan.  TO  BE  FILED  BY  AMENDMENT.

          (1)  Dealer  Agreement.  TO  BE  FILED  BY  AMENDMENT.

          (2)  Rule  12b-1  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (n)  18f-3  Plan.  TO  BE  FILED  BY  AMENDMENT

     (o)  Not  applicable.

     (p)  Code  of  Ethics  for  Gartmore  Funds  III. TO BE FILED BY AMENDMENT.

          (1)  Code  of  Ethics  for  Gartmore  Mutual  Fund  Capital  Trust and
               Gartmore  SA  Capital  Trust.  TO  BE  FILED  BY  AMENDMENT.

          (2) Code of Ethics for Gartmore Distribution Services, Inc. TO BE FILED BY AMENDMENT.

          (3) Code of Ethics for Gartmore Global Partners. TO BE FILED BY AMENDMENT.

          (4) Code of Ethics for Coda Capital Management. LLC. TO BE FILED BY AMENDMENT.

     (q)  Not applicable

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, Trustees and employees of Registrant are set forth in Article VII, Section 2 of the Agreement and Declaration of Trust. See Item 23(a) above. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

                                        2
--------------------------------------------------------------------------------


ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

     (a) Gartmore Mutual Fund Capital Trust, an investment adviser of the Trust, also serves as an investment adviser to the Gartmore Mutual Funds, Gartmore Mutual Funds II, Inc. and Gartmore Variable Insurance Trust. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
------------------------------------
Nationwide  Investment  Services  Corp.

Director  and  Vice  Chairman
------------------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
------------------------------------
Leben  Direkt  Insurance  Company

Galen  R.  Barnes,  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Donna  A.  James,  Director  and  Executive  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  Chief  Administrative  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

Michael  C.  Keller,  Director
------------------------------------
Executive  Vice  President  -  Chief  Information  Officer
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
------------------------------------
Nationwide  Securities,  Inc.

Paul  J.  Hondros,  Director,  President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Robert  A.  Rosholt,  Executive  Vice  President  -  Chief  Financial  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Director
------------------------------------
NGH  Luxembourg,  S.A.

Young  D.  Chin,  Executive  Vice  President  -  Global  CIO  -  Equities
-------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust

Kevin  S.  Crossett,  Vice  President  -  Associate  General  Counsel
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

Christopher  P.  Donigan,  Vice  President  -  Human  Resources
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Glenn  W.  Soden,  Associate  Vice  President  and  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.

Carol  L.  Dove,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Michael  D.  Maier,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

John  F.  Delaloye,  Assistant  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust

Gerald  J.  Holland,  Senior  Vice  President  -  Chief  Administrative  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Treasurer  and  Chief  Financial  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  M.  Sipp,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

Donald  J.  Pepin,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Mary  Lou  Vitale,  Senior  Vice  President  -  Product  Development
------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust


Michael  A.  Krulikowski,  Vice  President  -  Chief  Compliance  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Daniel  J.  Murphy,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Eric  E.  Miller,  Senior  Vice  President  -  Chief  Counsel
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  E.  Barnes,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Richard  Fonash,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Mary E. Kennedy, Executive Vice President - Chief Financial Officer - Gartmore Group
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Wilson  Santos,  Executive  Vice  President  -  Distribution
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  PA  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Road,  Suite  400
Lake  Oswego,  Oregon  97035

     (b) Information for the Subadvisers of the Gartmore Optimized Multi-Strategy Market Neutral Fund and Gartmore Optimized Multi-Strategy Alpha Fund:

          (1) Gartmore Global Partners ("Gartmore") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other investment companies. The list required by this Item 26 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

          (2) CODA Capital Management LLC ("CODA") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other investment companies. The list required by this Item 26 of officers and directors of CODA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by CODA (SEC file No. 801-57724).

--------------------------------------------------------------------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

     (a) Gartmore Distribution Services, Inc. (GDSI), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Mutual Funds, Gartmore Mutual Funds II, Inc. and Gartmore Variable Insurance Trust.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:





NAME:                       ADDRESS:              TITLE WITH GDSI:       TITLE WITH
                                                                         REGISTRANT:
------------------------------------------------------------------------------------
PAUL J. HONDROS. . .        1200 River Road  President and Chief
                      Conshohocken PA 19428  Executive Officer
-------------------------------------------------------------------------------------

YOUNG D. CHIN. . . .  1200 River Road        Executive Vice President -
                      Conshohocken PA 19428  Global CIO - Equities
-------------------------------------------------------------------------------------

GERALD J. HOLLAND. .  1200 River Road        Senior Vice President
                      Conshohocken PA 19428  and Chief Administrative
                                             Officer
-------------------------------------------------------------------------------------

DONALD J. PEPIN, JR.  1200 River Road        Senior Vice President -
                      Conshohocken PA 19428  Sales
-------------------------------------------------------------------------------------

MARY LOU VITALE. . .  1200 River Road        Senior Vice President -
                      Conshohocken PA 19428  Product Development
-------------------------------------------------------------------------------------

ERIC E. MILLER . . .  1200 River Road        Senior Vice President -
                      Conshohocken PA 19428  Chief Counsel
-------------------------------------------------------------------------------------

CHRISTOPHER P. . . .  1200 River Road        Vice President - Human
DONIGAN. . . . . . .  Conshohocken PA 19428  Resources
-------------------------------------------------------------------------------------

THOMAS M. SIPP . . .  1200 River Road        Vice President and
                      Conshohocken PA 19428  Treasurer
-------------------------------------------------------------------------------------

GLENN W. SODEN . . .  1200 River Road        Associate Vice President
                      Conshohocken PA 19428  and Secretary
-------------------------------------------------------------------------------------

JOHN F. DELALOYE . .  1200 River Road        Assistant Secretary
                      Conshohocken PA 19428
-------------------------------------------------------------------------------------

CAROL L. DOVE. . . .  One Nationwide Plaza   Assistant Treasurer
                      Columbus, OH 43215
-------------------------------------------------------------------------------------

MICHAEL D. MAIER . .  One Nationwide Plaza   Assistant Treasurer
                      Columbus, OH 43215
-------------------------------------------------------------------------------------

DANIEL J. MURPHY . .  One Nationwide Plaza   Assistant Treasurer
                      Columbus, OH 43215
-------------------------------------------------------------------------------------

MICHAEL A. . . . . .  1200 River Road        Vice President and
KRULIKOWSKI. . . . .  Conshohocken PA 19428  Chief Compliance Officer
-------------------------------------------------------------------------------------

STEVEN P. SORENSON .  1200 River Road        Senior Vice President
                      Conshohocken PA 19428
-------------------------------------------------------------------------------------

RICHARD F. FONASH. .  1200 River Road        Vice President
                      Conshohocken PA 19428
-------------------------------------------------------------------------------------

ANTHONY R. COSTA . .  1200 River Road        Vice President
                      Conshohocken PA 19428
-------------------------------------------------------------------------------------

THOMAS E. BARNES . .  One Nationwide Plaza   Vice President and
                      Columbus, OH 43215     Assistant Secretary
-------------------------------------------------------------------------------------

MARY E. KENNEDY. . .  1200 River Road        Executive Vice President
                      Conshohocken PA 19428  Chief Financial Officer
                                             Gartmore Group
-------------------------------------------------------------------------------------

WILSON SANTOS. . . .  1200 River Road        Executive Vice President -
                      Conshohocken PA 19428  Distribution
-------------------------------------------------------------------------------------

                                                                         GMF III
                                                                   Draft 6.18.03
(c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

Not  applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 20th day of June, 2003.

     GARTMORE  MUTUAL  FUNDS

     By:     /s/  ELIZABETH  A.  DAVIN
                  Elizabeth  A.  Davin,  Initial  Trustee

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS III HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 20TH DAY OF JUNE, 2003.


Signature  &  Title

Principal  Executive  Officer

/s/  ELIZABETH  A.  DAVIN
     Elizabeth  A.  Davin,  Initial  Trustee



Principal  Financial  Officer


/s/  ELIZABETH  A.  DAVIN
     Elizabeth  A.  Davin,  Initial  Trustee

                           EXHIBIT LIST

Item                                                  Number
-------------------------------------------------------------

Certificate  of  Trust                                23(a)(1)

Agreement  and  Declaration  of  Trust               23(a)(2).

Bylaws  of  the  Registrant                              23(b)